INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Identifiable intangible assets:
Beginning balance	$ 11	$ 55
Amortization during the year	(11)	(46)	(44)
Foreign currency translation adjustments		2
Ending balance		$ 11	$ 55